Real Estate Properties under Development, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Real estate properties under development pledged to banks to obtain loan facilities	$ 81,688
Capitalized debt issuance costs	412
Scheduled minimum rental payments to be received	$ 1,836
Lease expiration date	Dec. 31, 2020
Construction in Progress
Property, Plant and Equipment [Line Items]
Capitalized debt issuance costs	$ 1,473
Interest for bank loans	$ 707